Restructuring Charges	3 Months Ended
Mar. 31, 2011
Restructuring Charges
Restructuring Charges

(2) Restructuring Charges

In September 2009, MEMC committed to actions to reduce manufacturing costs by shifting manufacturing from our St. Peters, Missouri and Sherman, Texas facilities to other locations which are closer to a number of MEMC's customers in the Asia Pacific region (the "2009 U.S. Plan"). MEMC will provide severance benefits to those employees who will be terminated under the 2009 U.S. Plan. We expect the 2009 U.S. Plan to be completed in the second quarter of 2013, which was extended from 2012.

Details of expenses related to the 2009 U.S. Plan are set out in the following table:

In millions	Accrued, December 31, 2010	Year-to-Date Restructuring Charges	Cash Payments	Accrued, March 31, 2011	As of March 31, 2011
					Cumulative Costs Incurred	Total Costs Expected to be Incurred
2009 U.S. Plan

Severance and other employee benefits	$16.2	$—	$(0.8)	$15.4	$18.2	$19.2
Asset move costs	—	0.2	(0.2)	—	3.4	20.3
Contract termination	—	—	—	—	—	3.0
Infrastructure costs	—	—	—	—	—	4.0

Total	$16.2	$0.2	$(1.0)	$15.4	$21.6	$46.5